FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Non Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Non Derivative Financial Instruments
Partnership liability	$ 445	$ 455
East Tank Farm Development | Fort McKay First Nation and the Mikisew Cree First Nation Partnership
Non Derivative Financial Instruments
Percentage of ownership interest acquired	49
Fixed Term Notes
Non Derivative Financial Instruments
Borrowings excluding short term debt	$ 15,279	12,927
Fair value of fixed term debt	$ 18,800	$ 16,100